SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATE (Details)	Sep. 30, 2025	Sep. 30, 2024
Period End Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.0324	6.0697
Period Average Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.0474	5.8419